Fair Value Measurements - Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020	Apr. 01, 2019
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	¥ 828,077	¥ 848,719	¥ 546,218
Financial assets measured at fair value through other comprehensive income	8,206,756	7,671,396	8,257,506
Financial liabilities measured at fair value through profit or loss	(379,888)	(437,369)	(231,915)
Derivative financial instruments [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial liabilities measured at fair value through profit or loss	(379,888)	(437,369)	(231,915)
Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	57,510	58,711	59,426
Financial assets measured at fair value through other comprehensive income	5,401,757	5,372,687	5,806,502
Derivative financial instruments [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	335,707	503,826	200,333
Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	434,859	286,182	286,459
Financial assets measured at fair value through other comprehensive income	78,550	33,067	7,388
Stocks [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	2,726,448	2,265,641	2,443,615
Level 1 [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	338,594	205,798	201,678
Financial assets measured at fair value through other comprehensive income	5,125,782	5,098,250	6,521,490
Financial liabilities measured at fair value through profit or loss
Level 1 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial liabilities measured at fair value through profit or loss
Level 1 [member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	23,453	17,676	19,209
Financial assets measured at fair value through other comprehensive income	2,754,966	3,197,097	4,359,335
Level 1 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss
Level 1 [member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	315,142	188,122	182,470
Financial assets measured at fair value through other comprehensive income	8,563	5,964	6,920
Level 1 [member] | Stocks [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	2,362,254	1,895,189	2,155,236
Level 2 [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	478,866	630,090	329,292
Financial assets measured at fair value through other comprehensive income	2,697,646	2,182,595	1,427,897
Financial liabilities measured at fair value through profit or loss	(379,888)	(437,369)	(231,915)
Level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial liabilities measured at fair value through profit or loss	(379,888)	(437,369)	(231,915)
Level 2 [member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	23,441	28,203	25,047
Financial assets measured at fair value through other comprehensive income	2,627,658	2,155,491	1,427,428
Level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	335,707	503,826	200,256
Level 2 [member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	119,718	98,060	103,989
Financial assets measured at fair value through other comprehensive income	69,987	27,104	469
Level 2 [member] | Stocks [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income
Level 3 [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	10,616	12,831	15,247
Financial assets measured at fair value through other comprehensive income	383,328	390,551	308,119
Financial liabilities measured at fair value through profit or loss
Level 3 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial liabilities measured at fair value through profit or loss
Level 3 [member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss	10,616	12,831	15,171
Financial assets measured at fair value through other comprehensive income	19,133	20,099	19,739
Level 3 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss			77
Level 3 [member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through other comprehensive income
Level 3 [member] | Stocks [member]
Disclosure of fair value measurement of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	¥ 364,194	¥ 370,452	¥ 288,380